Acquisitions, Dispositions, Ventures and Plant Closures (Schedule of Restructuring and Related Costs) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Employee termination benefits		$ (6)	$ (22)	$ (32)
Gain (loss) on disposition of assets, net		(3)	(2)	8
Consumer Specialties [Member] | Spondon, UK [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Employee termination benefits		(5)	(4)	(15)
Asset impairments	(72)	(8)	0	(72)
Total exit costs recorded to Other (charges) gains, net		(13)	(4)	(87)
Accelerated depreciation		(6)	(7)	(6)
Other		(5)	(3)	0
Total plant shutdown costs		(11)	(10)	(6)
Acetyl Intermediates [Member] | Pardies, France [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Employee termination benefits		(2)	(4)	(6)
Asset impairments		0	0	(1)
Contract termination costs		0	0	(3)
Reindustrialization costs		0	0	(3)
Other		0	0	1
Total exit costs recorded to Other (charges) gains, net		(2)	(4)	(12)
Gain (loss) on disposition of assets, net		0	1	0
Inventory write-offs		0	0	(4)
Accelerated depreciation		0	0	0
Other		(8)	(4)	(8)
Total plant shutdown costs		$ (8)	$ (3)	$ (12)